Investment Objectives and Goals - Kurv Enhanced Short Maturity ETF	Dec. 16, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Kurv Enhanced Short Maturity ETF (TICKER: LQID) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Enhanced Short Maturity ETF (the “Fund”) seeks to provide current income.